ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts
	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Accounts receivable	255,744	318,131	52,552
Less: allowance for doubtful accounts	(25,545)	(11,894)	(1,965)

	230,199	306,237	50,587

Schedule of analysis of the allowance for doubtful accounts
	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Balance, beginning of year	2,809	25,545	4,220
Additions for the current year	22,768	23,804	3,932
Deductions for the current year
-Recovery	(32)	(103)	(17)
-Written off	—	(37,352)	(6,170)

Balance, end of year	25,545	11,894	1,965